[logo] M F S(R)
INVESTMENT MANAGEMENT

                     MFS(R) RESEARCH
                     INTERNATIONAL FUND

                     ANNUAL REPORT o AUGUST 31, 2002

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  3
Performance Summary .......................................................  6
Portfolio of Investments .................................................. 11
Financial Statements .....................................................  15
Notes to Financial Statements ............................................  25
Independent Auditors' Report .............................................. 33
Trustees and Officers ..................................................... 35

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MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker-dealer, bank, investment adviser or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1) MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC,
    MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.
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NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT                      NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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
LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
    Jeffrey L. Shames

Dear Shareholders,
As I write this, it is just over a year since the attacks of September 11 dealt a sharp blow to the American people and to an already-weak U.S. economy. When the markets seemed to be recovering as a new year began, a series of corporate scandals hammered at the economy and at investor confidence. In the midst of all this, the American consumer has managed almost single-handedly to keep the U.S. economy from falling back into recession.

A RELAY RACE
As summer fades into fall, we could describe the state of the U.S. economy as a relay race against time involving two runners: the consumer, whose spending has fueled the beginning of a recovery, and corporate spending, which has yet to contribute much to the recovery. The hope is that corporate spending kicks in so that the consumer can pass the baton before running out of steam. At this point, we see little visibility, or ability to predict the near-term direction of consumer spending or corporate spending and profits. The result is that the economy seems to us to be in a holding pattern as we wait for clear signs that things are improving.

REASONS FOR OPTIMISM
Optimists would point out that wages have been rising over the past year, according to the U.S. Labor Department. This, in combination with historically low interest rates and inflation, may enable the consumer to keep spending. In the corporate arena, our research indicates that business spending overall has at least stopped falling and that corporate earnings and spending could trend upward in late 2002 and next year.

Pessimists, however, would counter that visibility of corporate profits remains very murky, that corporations could resort to further layoffs if profits languish, and that the potential for war with Iraq adds to market uncertainty. The fact is that the near-term direction of the market or the economy is uncertain. But history has shown that both are cyclical -- downturns have always been followed by upturns.

STAYING THE COURSE
With the economy in a holding pattern and markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See crises as opportunities. That's how we'd describe our approach to this volatile environment -- which we think plays to our strength as research-based, bottom-up, long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

     Respectfully,

 /s/ Jeffrey L. Shames

     Jeffrey L. Shames
     Chairman
     MFS Investment Management(R)

     September 17, 2002

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEW AND OUTLOOK

[Photo of David A. Antonelli]
    David A. Antonelli

For the 12 months ended August 31, 2002, Class A shares of the fund provided a total return of -12.00%, Class B shares -12.46%, Class C shares -12.48%, Class I shares -11.62%, Class 529A shares -12.00%, Class 529B shares -11.98%, and Class 529C shares -11.98%. These returns, which include the reinvestment of any dividends and capital gains distributions but exclude the effects of any sales charges, compare over the same period to a -14.69% return for the fund's benchmark, the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index, an unmanaged market-capitalization-weighted total return index which is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world. During the same period, the average international fund as tracked by Lipper Inc., an independent firm that reports mutual fund performance, returned -14.70%.

Q. CAN YOU DISCUSS THE GENERAL MARKET CLIMATE AND INVESTMENT STRATEGY OVER THE PERIOD?

A. Despite a strong rally in the 4t h quarter of 2001, the period overall has been peppered with marked volatility and disappointments in a variety of areas. We had begun to position the fund for an economic recovery by the second half of 2002 by investing in cyclical sectors, in other words, companies that stood to gain most from an economic turnaround. Due to the sluggish summer months and slowing consumer spending, we are not expecting a rebound until the middle of next year and thus have moved to a more defensive positioning of the portfolio. That said, we are looking at firms with solid revenue streams and free cash flow, that possess somewhat transparent earnings, and that are not as dependent on a pickup in the economy to generate earnings.

Q. THE FUND OUTPERFORMED THE MSCI EAFE AND ITS LIPPER CATEGORY AVERAGE. WHAT ADDED TO PERFORMANCE?

A. Our holdings in the consumer staples, leisure, and financial services sectors as well as our very selective positions in technology significantly aided performance. These four sectors have been, from a value-added approach, the most successful areas for the fund. Additionally, our avoidance of some of the more troublesome areas in technology benefited relative performance versus the index. Samsung Electronics, a South Korean semiconductor manufacturer, was one of the largest contributors to performance benefiting from an upswing in semiconductor pricing during the fourth quarter of 2002. Other names include Stanley Electric, a Japanese manufacturer of automobile headlights, and Tandberg, a Norwegian video conferencing equipment company, have also benefited the portfolio.

    Several of our leisure and consumer staples holdings also contributed to performance, particularly Sega, the computer game manufacturer in Japan, Shisheido, a Japanese cosmetic company, and Uni Charm, a maker of disposable diapers and other sanitary products. On the financial side, we avoided Japanese banks and instead focused our attention on some of the bigger European retail banks such as Royal Bank of Scotland and Bank of Ireland.

Q.  WHAT WERE THE MAIN DETRACTORS FROM PERFORMANCE?

A. The largest detractor to performance was from the health care sector, both in terms of what we did and did not own. Normally, this is considered a defensive industry, however, this has not been the case as of the end of the period. Recently, the generic drug manufacturers have been challenging the patents on established brands, and we think that investors have started to realize that the primary revenue streams for the bigger pharmaceutical companies are derived from a couple of select, big-name drugs. If the generic companies are successful in taking over these patents, the pharmaceutical companies will stand to lose the bulk of their revenue.

    Utilities and communications has been the other area of difficulty for the portfolio, namely in the cellular arena. Initially, it was theorized that voice-stream revenue would stabilize and we would see a bump up from data, but the concept of the cell phone as a data source has simply failed to catch on.

Q. GOING FORWARD, DO YOU SEE THE ECONOMY IMPROVING AND HOW WILL THAT AFFECT THE FUND?

A. Our outlook on the economy remains cautiously optimistic. The political climate has been playing a role in the state of the economy, and perhaps when that sorts itself out, we may see things moving in a more positive direction. Interest rates have remained unchanged and it seems unlikely to us they will rise in the near future. We think there are some tremendous values internationally and in many cases an even greater value than their U.S. counterparts. Volatility has continued, but with that brings opportunities to own companies that we really like at low valuations. As long as we continue to seek out companies with strong fundamentals and solid companies with increasing or steady demand, we feel the fund could benefit for the long term.

 /s/  David A. Antonelli

      David A. Antonelli
      Director of Global Equity Research

The committee of MFS global equity research analysts is responsible for the day-to-day management of the fund under the general supervision of Mr. Antonelli.

The opinions expressed in this report are those of the Director of Global Equity Research and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

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FUND FACTS
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OBJECTIVE:               SEEKS CAPITAL APPRECIATION.

COMMENCEMENT OF

INVESTMENT OPERATIONS:   JANUARY 2, 1997

CLASS INCEPTION:         CLASS A      JANUARY 2, 1997
                         CLASS B      JANUARY 2, 1998
                         CLASS C      JANUARY 2, 1997
                         CLASS I      JANUARY 2, 1998
                         CLASS 529A   JULY 31, 2002
                         CLASS 529B   JULY 31, 2002
                         CLASS 529C   JULY 31, 2002

SIZE:                    $457.4 MILLION NET ASSETS AS OF AUGUST 31, 2002
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PERFORMANCE SUMMARY

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary for more information.) It is not possible to invest directly in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, January 2, 1997, through August 31, 2002. Index information is from January 1, 1997.)

                              MFS Research
                             International           MSCI
                             Fund - Class A       EAFE Index
              1/97             $ 9,425             $10,000
              8/97              10,330              10,476
              8/98              10,735              10,490
              8/00              17,638              14,517
              8/02              12,143               9,403


TOTAL RATES OF RETURN THROUGH AUGUST 31, 2002

CLASS A
                                                             1 Year      3 Years      5 Years        Life*
----------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge              -12.00%      - 8.43%      +17.56%      +28.84%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding
  Sales Charge                                              -12.00%      - 2.89%      + 3.29%      + 4.58%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return Including
  Sales Charge                                              -17.06%      - 4.79%      + 2.07%      + 3.49%
----------------------------------------------------------------------------------------------------------

CLASS B
                                                             1 Year      3 Years      5 Years        Life*
----------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge              -12.46%      -10.08%      +14.46%      +25.44%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding
  Sales Charge                                              -12.46%      - 3.48%      + 2.74%      + 4.09%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return Including
  Sales Charge                                              -15.96%      - 4.40%      + 2.39%      + 3.94%
----------------------------------------------------------------------------------------------------------

CLASS C
                                                             1 Year      3 Years      5 Years        Life*
----------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge              -12.48%      -10.09%      +14.36%      +25.34%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding
  Sales Charge                                              -12.48%      - 3.48%      + 2.72%      + 4.07%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return Including
  Sales Charge                                              -13.35%      - 3.48%      + 2.72%      + 4.07%
----------------------------------------------------------------------------------------------------------

CLASS I
                                                             1 Year      3 Years      5 Years        Life*
----------------------------------------------------------------------------------------------------------
Cumulative Total Return (No Sales Charge)                   -11.62%      - 7.30%      +19.78%      +31.28%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return (No Sales Charge)               -11.62%      - 2.49%      + 3.68%      + 4.93%
----------------------------------------------------------------------------------------------------------

CLASS 529A
                                                             1 Year      3 Years      5 Years        Life*
----------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge              -12.00%      - 8.43%      +17.56%      +28.84%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding
  Sales Charge                                              -12.00%      - 2.89%      + 3.29%      + 4.58%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return Including
  Sales Charge                                              -17.06%      - 4.79%      + 2.07%      + 3.49%
----------------------------------------------------------------------------------------------------------

CLASS 529B
                                                             1 Year      3 Years      5 Years        Life*
----------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge              -11.98%      - 8.41%      +17.59%      +28.87%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding
  Sales Charge                                              -11.98%      - 2.88%      + 3.29%      + 4.58%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return Including
  Sales Charge                                              -15.42%      - 3.79%      + 2.95%      + 4.44%
----------------------------------------------------------------------------------------------------------

CLASS 529C
                                                             1 Year      3 Years      5 Years        Life*
----------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge              -11.98%      - 8.40%      +17.59%      +28.88%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding
  Sales Charge                                              -11.98%      - 2.88%      + 3.29%      + 4.58%
----------------------------------------------------------------------------------------------------------
Average Annual Total Return Including
  Sales Charge                                              -12.83%      - 2.88%      + 3.29%      + 4.58%
----------------------------------------------------------------------------------------------------------

COMPARATIVE INDICES(+)
                                                             1 Year      3 Years      5 Years        Life*
----------------------------------------------------------------------------------------------------------
Average international fund+                                 -14.70%      - 9.58%      - 2.05%      - 0.38%
----------------------------------------------------------------------------------------------------------
MSCI EAFE Index#                                            -14.69%      -10.74%      - 2.14%      - 1.08%
----------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, January 2, 1997, through
    August 31, 2002. Index information is from January 1, 1997.
(+) Average annual rates of return.
  + Source: Lipper Inc.
  # Source: Standard & Poor's Micropal, Inc.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A Share Performance Including Sales Charge takes into account the deduction of the maximum 5.75% sales charge. Class B and 529B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C Share Performance Including Sales Charge takes into account the deduction of the 1% CDSC applicable to Class C and 529C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain institutional investors. Class 529A, 529B, and 529C shares are only offered in conjunction with qualified tuition programs.

For periods prior to their inception, Class B, C, 529A, 529B, and 529C share performance includes the performance of the fund's original share class (Class
A). Class B, C, 529B, and 529C  performance has been adjusted to reflect the CDSC applicable to B, C, 529B, and 529C. Class 529A performance has been adjusted to reflect the initial sales charge applicable to 529A. Performance for these classes has not been adjusted to reflect the differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B, C, 529B, and 529C than those of A, performance shown is higher for B, C, 529B, and 529C than it would have been had these share classes been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

Because the portfolio may invest a substantial amount of its assets in issuers located in a single country or in a limited number of countries, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting those countries than is a portfolio that invests more broadly.

These risks may increase share price volatility. Please see the prospectus for details.

PORTFOLIO CONCENTRATION AS OF AUGUST 31, 2002

FIVE LARGEST STOCK SECTORS

              FINANCIAL SERVICES                                19.3%
              UTILITIES & COMMUNICATIONS                        12.5%
              HEALTH CARE                                       12.3%
              LEISURE                                           11.2%
              ENERGY                                            10.0%

TOP 10 STOCK HOLDINGS

BP AMOCO PLC  4.0%                              TOKYO GAS CO. LTD.  2.5%
Oil exploration and production company          Japanese natural gas utility company

ROYAL BANK OF SCOTLAND GROUP PLC  3.3%          DIAGEO PLC  2.4%
Banking, insurance, and financial services      British food and beverage distributor
company
                                                NISSAN MOTOR CO.  2.3%
AVENTIS S.A.  3.1%                              Japanese automobile manufacturer
French pharmaceutical company
                                                REED ELSEVIER PLC  2.3%
SANOFI-SYNTHELABO S.A.  2.7%                    International textbook publisher
French pharmaceutical company
                                                ENCANA CORP.  2.3%
GLAXOSMITHKLINE PLC  2.7%                       Natural gas producer and gas storage operator
British pharmaceutical company

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO OF INVESTMENTS

Stocks - 97.4%
--------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES              VALUE
--------------------------------------------------------------------------------------------------
Foreign Stocks - 96.8%
  Australia - 2.8%
    Australia & New Zealand Banking Group Ltd.
      (Banks & Credit Cos.)*                                            375,200       $  3,908,318
    News Corp Ltd. (Media)                                              968,528          5,017,792
    TABCORP Holdings Ltd. (Leisure)                                     527,250          3,707,792
                                                                                      ------------
                                                                                      $ 12,633,902
--------------------------------------------------------------------------------------------------
  Belgium - 1.4%
    Fortis (Financial Services)                                         348,410       $  6,262,459
--------------------------------------------------------------------------------------------------
  Canada - 3.8%
    BCE, Inc. (Telecommunications)                                      146,590       $  2,671,944
    Canadian Natural Resources Ltd. (Oil Services)                       61,390          2,037,008
    Encana Corp. (Utilities - Gas)                                      341,030         10,020,123
    Talisman Energy Inc. (Oils)                                          59,230          2,462,183
                                                                                      ------------
                                                                                      $ 17,191,258
--------------------------------------------------------------------------------------------------
  Denmark - 0.5%
    Danske Bank (Banks & Credit Cos.)                                   138,800       $  2,438,916
--------------------------------------------------------------------------------------------------
  France - 10.3%
    Aventis S.A. (Pharmaceuticals)                                      239,290       $ 14,090,596
    BNP Paribas S.A. (Banks & Credit Cos.)*                              75,250          3,509,459
    Cap Gemini S.A. (Computer Services)                                  42,830          1,284,752
    Generale de Sante (Healthcare)*                                     111,405          1,720,589
    Sanofi-Synthelabo S.A. (Pharmaceuticals)                            199,832         11,982,662
    Schneider Electric (Electrical Equipment)                            39,729          1,827,142
    Societe Television Francaise 1 (Media)*                              84,649          1,725,711
    Total Fina Elf S.A., "B" (Oils)                                      62,653          8,933,015
    Wavecom S.A. (Telecommunications)                                    45,180          1,949,354
                                                                                      ------------
                                                                                      $ 47,023,280
--------------------------------------------------------------------------------------------------
  Germany - 4.7%
    Bayerische Motoren Werke AG (Automotive)                            121,870       $  4,605,750
    Celanese AG (Chemicals)                                             143,220          2,856,580
    Fresenius AG, Preferred (Medical & Health Products)                  19,971            646,257
    Fresenius Medical Care AG, Preferred (Medical &
      Health Products)                                                  140,018          2,912,168
    Linde AG (Conglomerates)                                             84,100          3,504,909
    Porsche AG (Automotive)                                               7,669          3,684,908
    Schering AG (Pharmaceuticals)                                        61,980          3,428,463
                                                                                      ------------
                                                                                      $ 21,639,035
--------------------------------------------------------------------------------------------------
  Hong Kong - 0.3%
    SmarTone Telecommunications Holdings, Ltd.
      (Telecommunications - Wireless)                                 1,379,500       $  1,423,824
--------------------------------------------------------------------------------------------------
  Indonesia - 0.5%
    PT Telekomunikasi Indonesia (Telecommunications)                  6,147,700       $  2,518,126
--------------------------------------------------------------------------------------------------
  Ireland - 2.0%
    Bank of Ireland (Banks & Credit Cos.)                               469,090       $  5,455,476
    Irish Life & Permanent PLC (Financial Institutions)                 278,030          3,598,798
                                                                                      ------------
                                                                                      $  9,054,274
--------------------------------------------------------------------------------------------------
  Japan - 16.0%
    Aeon Credit Service Co., Ltd. (Financial Services)                   19,000       $  1,064,359
    Brother Industries, Ltd. (Electronics)                              499,000          3,034,942
    Canon, Inc. (Business Machines)                                     176,000          6,019,375
    Credit Saison Co., Ltd. (Financial Services)                        178,100          4,238,333
    Honda Motor Co., Ltd. (Automotive)                                  225,100          9,519,013
    Namco Ltd. (Leisure)                                                129,400          2,359,961
    Nippon Electric Glass Co., Ltd. (Manufacturing)                     207,000          2,354,056
    Nissan Motor Co. (Automotive)                                     1,421,000         10,366,321
    Sega Corp. (Entertainment)*                                         315,100          7,551,676
    Shiseido Co., Ltd. (Consumer Products)                              502,000          6,613,832
    Stanley Electric Co., Ltd. (Electronics)                            352,000          3,783,607
    Tokyo Gas Co. Ltd. (Gas)                                          3,937,000         11,209,721
    Uni-Charm Corp. (Forest & Paper Products)                           138,500          5,133,519
                                                                                      ------------
                                                                                      $ 73,248,715
--------------------------------------------------------------------------------------------------
  Netherlands - 6.8%
    Akzo Nobel N.V. (Chemicals)                                         107,903       $  4,022,883
    Fugro N.V. (Engineering - Construction)                              66,672          3,203,549
    Jomed N.V. (Medical & Health Products)*                             118,605          1,976,355
    Koninklijke KPN N.V. (Telecommunications)*                        1,441,600          7,902,207
    Unilever N.V. (Consumer Products)                                   153,290          9,056,548
    VNU N.V. (Printing & Publishing)*                                   197,165          4,833,499
                                                                                      ------------
                                                                                      $ 30,995,041
--------------------------------------------------------------------------------------------------
  New Zealand - 0.8%
    Telecom Corp. Of New Zealand, Ltd.
      (Telecommunications)                                            1,543,900       $  3,654,516
--------------------------------------------------------------------------------------------------
  Norway - 1.0%
    Tandberg ASA (Telecommunications)*                                  370,350       $  4,399,799
--------------------------------------------------------------------------------------------------
  Singapore - 0.9%
    United Overseas Bank Ltd. (Banks & Credit Cos.)                     556,000       $  4,195,027
--------------------------------------------------------------------------------------------------
  South Korea - 1.4%
    SK Telecom Co., Ltd., ADR (Telecommunications)                       32,930       $  6,534,059
--------------------------------------------------------------------------------------------------
  Spain - 4.0%
    Endesa S.A., ADR (Utilities - Electric)                             220,430       $  2,615,459
    Iberdrola S.A. (Utilities - Electric)                               258,430          3,332,426
    Industria de Diseno Textil, S.A. (Retail)*                          302,770          5,908,234
    Telefonica, S.A. (Telecommunications)                               722,372          6,623,146
                                                                                      ------------
                                                                                      $ 18,479,265
--------------------------------------------------------------------------------------------------
  Sweden - 1.9%
    Alfa Laval (Special Products & Services)*                           500,530       $  4,528,863
    Capio AB (Healthcare)                                               270,750          2,103,931
    Sparbanken Sverige AB, (Banks & Credit Cos.)                        201,160          2,184,148
                                                                                      ------------
                                                                                      $  8,816,942
--------------------------------------------------------------------------------------------------
  Switzerland - 5.8%
    Converium Holding AG (Insurance)*                                   106,150       $  4,931,450
    Givaudan S.A. (Chemicals)                                             4,460          1,869,853
    Kuoni Reisen Holdings AG (Transportation)                             9,670          2,159,201
    Syngenta AG (Chemicals)                                             131,914          7,310,971
    Synthes-Stratec, Inc. (Medical & Health Products)                     6,845          3,745,747
    UBS AG (Financial Services)                                         134,636          6,344,575
                                                                                      ------------
                                                                                      $ 26,361,797
--------------------------------------------------------------------------------------------------
  Taiwan - 0.4%
    China Steel Corp., GDR (Steel)                                      212,435       $  1,933,158
--------------------------------------------------------------------------------------------------
  United Kingdom - 31.5%
    Alliance & Leicester PLC (Banks & Credit Cos.)                      254,550       $  3,429,038
    Aviva PLC (Insurance)*                                              768,831          5,936,928
    Barclays PLC (Financial Institutions)                               343,200          2,464,312
    BHP Billiton PLC (Metals & Mining)                                  936,300          4,419,216
    BP Amoco PLC, ADR (Oils)                                            384,724         18,005,083
    British Sky Broadcasting Group PLC (Advertising &
      Broadcasting)*                                                    605,910          5,719,635
    BT Group PLC (Telecommunications)                                 1,204,070          3,726,594
    Cadbury Schweppes (Food & Beverage)*                                388,610          2,812,925
    Diageo PLC (Food & Beverage Products)*                              869,137         10,517,811
    GlaxoSmithKline PLC (Pharmaceuticals)                               636,202         11,971,786
    Hanson PLC (Building Materials)                                     439,250          2,684,969
    Intertek Testing Servicing PLC (Business Services)*                 469,690          3,118,164
    Johnston Press PLC (Printing & Publishing)                          772,893          4,150,297
    Lloyds TSB Group PLC (Banks & Credit Cos.)*                         697,030          6,029,671
    Marks & Spencer Group PLC (Retail)                                  466,950          2,474,921
    National Grid Group PLC (Telecommunications)                        488,410          3,412,500
    NEXT PLC (Retail)                                                   646,858          8,438,532
    Reckitt Benckiser PLC (Consumer Goods & Services)                   333,920          6,180,220
    Reed Elsevier PLC (Printing & Publishing)*                        1,142,060         10,197,532
    Rio Tinto Group (Metals & Mining)                                   330,740          5,804,036
    Royal Bank of Scotland Group PLC (Banks & Credit
      Cos.)                                                             622,780         14,870,684
    Standard Chartered PLC (Banks & Credit Cos.)                        442,351          5,065,579
    William Hill PLC (Gaming)*                                          608,000          2,427,469
                                                                                      ------------
                                                                                      $143,857,902
--------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                  $442,661,295
--------------------------------------------------------------------------------------------------

U.S. Stocks - 0.6%
  Business Services - 0.6%
    Manpower, Inc.                                                       83,730       $  2,773,138
--------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $444,378,842)                                          $445,434,433
--------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.2%
--------------------------------------------------------------------------------------------------
                                                               PRINCIPAL AMOUNT
                                                                  (000 OMITTED)
--------------------------------------------------------------------------------------------------
    Abbey National North America LLC, due 9/03/02                        $6,856       $  6,855,284
    UBS Finance, Inc., due 9/03/02                                        3,196          3,195,666
--------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                       $ 10,050,950
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $454,429,792)                                     $455,485,383
Other Assets, Less Liabilities - 0.4%                                                    1,866,254
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $457,351,637
--------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
--------------------------------------------------------------------------
AUGUST 31, 2002
--------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $454,429,792)            $455,485,383
  Investment of cash collateral for securities loaned, at
    identified cost and value                                        14,902,589
  Cash                                                                      479
  Receivable for investments sold                                     3,653,808
  Receivable for fund shares sold                                     2,617,947
  Interest and dividends receivable                                   1,009,229
  Other assets                                                           16,039
                                                                   ------------
      Total assets                                                 $477,685,474
                                                                   ------------
Liabilities:
  Payable to custodian                                             $  1,933,170
  Payable for investments purchased                                   1,748,412
  Payable for fund shares reacquired                                  1,701,688
  Collateral for securities loaned, at value                         14,902,589
  Payable to affiliates -
    Management fee                                                       24,922
    Reimbursement fee                                                    10,230
    Distribution and service fee                                         12,826
                                                                   ------------
      Total liabilities                                            $ 20,333,837
                                                                   ------------
Net assets                                                         $457,351,637
                                                                   ============
Net assets consist of:
  Paid-in capital                                                  $577,478,342
  Unrealized appreciation on investments and translation of
    assets and liabilities
    in foreign currencies                                             1,059,234
  Accumulated net realized loss on investments and foreign
    currency transactions                                          (120,871,978)
  Accumulated net investment loss                                      (313,961)
                                                                   ------------
      Total                                                        $457,351,637
                                                                   ============
Shares of beneficial interest outstanding                           42,665,105
                                                                    ==========
Class A shares:
  Net asset value per share
    (net assets of $313,418,167 / 29,062,818 shares of
     beneficial interest outstanding)                                $10.78
                                                                     ======
  Offering price per share (100 / 94.25 of net asset value
     per share)                                                      $11.44
                                                                     ======
Class B shares:
  Net asset value and offering price per share
    (net assets of $82,658,595 / 7,844,370 shares of
     beneficial interest outstanding)                                $10.54
                                                                     ======
Class C shares:
  Net asset value and offering price per share
    (net assets of $43,046,104 / 4,092,635 shares of
     beneficial interest outstanding)                                $10.52
                                                                     ======
Class I shares:
  Net asset value, offering price, and redemption price
    per share (net assets of $18,207,036 / 1,663,242
    shares of beneficial interest outstanding)                       $10.95
                                                                     ======
Class 529A shares:
  Net asset value per share
    (net assets of $11,150 / 1,034 shares of beneficial
     interest outstanding)                                           $10.78
                                                                     ======
  Offering price per share (100 / 94.25 of net asset value
     per share)                                                      $11.44
                                                                     ======
Class 529B shares:
  Net asset value and offering price per share
    (net assets of $5,327 / 505.605 shares of beneficial
     interest outstanding)                                           $10.54
                                                                     ======
Class 529C shares:
  Net asset value and offering price per share
    (net assets of $5,258 / 500 shares of beneficial
     interest outstanding)                                           $10.52
                                                                     ======

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class 529A, Class B, Class 529B, Class C and Class 529C shares.

See notes to financial statements.

Statement of Operations
----------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2002
----------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                                      $  7,826,604
    Income on securities loaned                                         461,772
    Interest                                                            329,188
    Foreign taxes withheld                                             (795,721)
                                                                   ------------
      Total investment income                                      $  7,821,843
                                                                   ------------
  Expenses -
    Management fee                                                 $  4,536,718
    Trustees' compensation                                               56,843
    Shareholder servicing agent fee                                     453,679
    Distribution and service fee (Class A)                            1,096,276
    Distribution and service fee (Class B)                              835,713
    Distribution and service fee (Class C)                              448,685
    Distribution and service fee (Class 529A)                                 2
    Distribution and service fee (Class 529B)                                 4
    Distribution and service fee (Class 529C)                                 4
    Program manager expense (Class 529A)                                      1
    Program manager expense (Class 529B)                                      1
    Program manager expense (Class 529C)                                      1
    Administrative fee                                                   45,506
    Custodian fee                                                       820,846
    Printing                                                             85,592
    Postage                                                              74,364
    Auditing fees                                                        33,494
    Legal fees                                                            6,256
    Miscellaneous                                                       648,908
                                                                   ------------
      Total expenses                                               $  9,142,893
    Fees paid indirectly                                                (24,946)
    Reduction of expenses by investment adviser                        (385,602)
                                                                   ------------
      Net expenses                                                 $  8,732,345
                                                                   ------------
        Net investment loss                                        $   (910,502)
                                                                   ------------
Realized and unrealized gain (loss) on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                        $(65,173,657)
    Foreign currency transactions                                      (371,766)
                                                                   ------------
      Net realized loss on investments and foreign
         currency transactions                                     $(65,545,423)
                                                                   ------------
  Change in unrealized appreciation -
    Investments                                                    $ 11,510,317
    Translation of assets and liabilities in foreign
      currencies                                                         35,457
                                                                   ------------
      Net unrealized gain on investments and foreign
         currency translation                                      $ 11,545,774
                                                                   ------------
        Net realized and unrealized loss on investments and
            foreign currency                                       $(53,999,649)
                                                                   ------------
          Decrease in net assets from operations                   $(54,910,151)
                                                                   ============

See notes to financial statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                                                  2002             2001
--------------------------------------------------------------------------------------------
Increase in net assets:
From operations -
  Net investment loss                                         $    (910,502)   $    (848,974)
  Net realized loss on investments and foreign currency
    transactions                                                (65,545,423)     (54,742,048)
  Net unrealized gain (loss) on investments and foreign
    currency translation                                         11,545,774      (17,978,162)
                                                              -------------    -------------
    Decrease in net assets from operations                    $ (54,910,151)   $ (73,569,184)
                                                              -------------    -------------
Distributions declared to shareholders -
  From net investment income (Class A)                        $        --      $  (1,002,835)
  From net investment income (Class B)                                 --           (192,336)
  From net investment income (Class C)                                 --           (139,260)
  From net investment income (Class I)                                 --            (67,033)
  From net realized gain on investments and foreign
    currency transactions (Class A)                                    --         (3,995,884)
  From net realized gain on investments and foreign
    currency transactions (Class B)                                    --         (1,667,861)
  From net realized gain on investments and foreign
    currency transactions (Class C)                                    --           (910,494)
  From net realized gain on investments and foreign
    currency transactions (Class I)                                    --           (227,589)
  In excess of net investment income (Class A)                         --            (29,434)
  In excess of net investment income (Class B)                         --             (5,645)
  In excess of net investment income (Class C)                         --             (4,087)
  In excess of net investment income (Class I)                         --             (1,967)
  In excess of net realized gain on investments and foreign
    currency transactions (Class A)                                    --           (778,838)
  In excess of net realized gain on investments and foreign
    currency transactions (Class B)                                    --           (325,083)
  In excess of net realized gain on investments and foreign
    currency transactions (Class C)                                    --           (177,465)
  In excess of net realized gain on investments and foreign
    currency transactions (Class I)                                    --            (44,359)
                                                              -------------    -------------
    Total distributions declared to shareholders              $        --      $  (9,570,170)
                                                              -------------    -------------
Net increase in net assets from fund share transactions       $ 132,371,313    $ 251,636,924
                                                              -------------    -------------
      Total increase in net assets                            $  77,461,162    $ 168,497,570
Net assets:
  At beginning of year                                          379,890,475      211,392,905
                                                              -------------    -------------

  At end of year (including accumulated net investment loss
    of $(313,961) and $(7,100), respectively)                 $ 457,351,637    $ 379,890,475
                                                              =============    =============

See notes to financial statements

Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                            2002                 2001               2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------------
                                              CLASS A
------------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each year):
Net asset value - beginning of year            $12.25               $16.19             $12.47          $10.24          $10.95
                                               ------               ------             ------          ------          ------
Income from investment operations# -
  Net investment income (loss)(S)              $(0.00)+++           $(0.00)+++         $ 0.30          $ 0.03          $ 0.03
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency                                    (1.47)               (3.44)              3.78            2.36            0.35
                                               ------               ------             ------          ------          ------
      Total from investment
        operations                             $(1.47)              $(3.44)            $ 4.08          $ 2.39          $ 0.38
                                               ------               ------             ------          ------          ------
Less distributions declared
  to shareholders -
  From net investment income                   $ --                 $(0.09)            $(0.02)         $(0.01)         $(0.05)
  From net realized gain on investments
    and foreign currency transactions            --                  (0.34)             (0.34)          (0.15)          (1.04)
  In excess of net investment income             --                  (0.00)+++           --              --              --
  In excess of net realized gain on
    investments and foreign currency
    transactions                                 --                  (0.07)              --              --              --
                                               ------               ------             ------          ------          ------
      Total distributions declared to
        shareholders                           $ --                 $(0.50)            $(0.36)         $(0.16)         $(1.09)
                                               ------               ------             ------          ------          ------
Net asset value - end of year                  $10.78               $12.25             $16.19          $12.47          $10.24
                                               ======               ======             ======          ======          ======
Total return(+)                                (12.00)%             (21.76)%            33.00%          23.53%           3.92%
Ratios (to average net assets)/
  Supplemental data(S):
    Expenses##                                   1.77%                1.76%              1.77%           1.72%           1.76%
    Net investment income (loss)                (0.02)%              (0.02)%             1.91%           0.27%           0.28%
Portfolio turnover                                153%                 131%               123%            136%             89%
Net assets at end of year
  (000 Omitted)                              $313,418             $240,231           $109,310         $16,839          $3,741

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:
    Net investment income (loss)               $(0.01)              $(0.01)           $  0.29          $(0.05)         $(0.19)
    Ratios (to average net assets):
      Expenses##                                 1.86%                1.84%              1.84%           2.45%           3.99%
      Net investment income (loss)              (0.11)%              (0.10)%             1.84%          (0.46)%         (1.94)%
+++ Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued
-------------------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED AUGUST 31,                    PERIOD ENDED
                                                            -------------------------------------------------        AUGUST 31,
                                                             2002           2001           2000          1999             1998*
-------------------------------------------------------------------------------------------------------------------------------
                                                         CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each year):
Net asset value -  beginning of year                       $12.04         $15.98         $12.37         $10.21           $ 9.93
                                                           ------         ------         ------         ------           ------
Income from investment operations# -
  Net investment income (loss)(S)                          $(0.08)        $(0.10)        $ 0.18         $(0.04)          $(0.03)
  Net realized and unrealized gain (loss)
    on investments and foreign currency                     (1.42)         (3.39)          3.77           2.35             0.31
                                                           ------         ------         ------         ------           ------
    Total from investment operations                       $(1.50)        $(3.49)        $ 3.95         $ 2.31           $ 0.28
                                                           ------         ------         ------         ------           ------
Less distributions declared to shareholders -
  From net investment income                               $ --           $(0.04)        $ --           $(0.00)+++       $ --
  From net realized gain on investments and
    foreign currency  transactions                           --            (0.34)         (0.34)         (0.15)            --
  In excess of net investment income                         --            (0.00+          --             --               --
  In excess of net realized gain on
    investments and foreign currency
    transactions                                             --            (0.07)          --             --               --
                                                           ------         ------         ------         ------           ------
    Total distributions  declared to shareholders          $ --           $(0.45)        $(0.34)        $(0.15)          $ --
                                                           ------         ------         ------         ------           ------
Net asset value - end of year                              $10.54         $12.04         $15.98         $12.37           $10.21
                                                           ======         ======         ======         ======           ======
Total return                                               (12.46)%       (22.27)%        32.14%         22.84%            2.82%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                 2.42%          2.41%          2.42%          2.37%            2.41%+
  Net investment income (loss)                              (0.69)%        (0.71)%         1.19%         (0.36)%          (0.29)%+
Portfolio turnover                                            153%           131%           123%           136%              89%
Net assets at end of period (000 Omitted)                 $82,659        $82,135        $60,559        $10,683           $3,141

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:
        Net investment income (loss)                       $(0.09)        $(0.11)        $ 0.17         $(0.12)          $(0.24)
        Ratios (to average net assets):
          Expenses##                                         2.51%          2.49%          2.49%          3.10%            4.56%+
          Net investment income (loss)                      (0.78)%        (0.79)%         1.12%         (1.09)%          (2.43)%+
  * For the period from the inception of Class B shares, January 2, 1998, through August 31, 1998.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios  do  not  reflect  expense  reductions  from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued
-------------------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED AUGUST 31,                    PERIOD ENDED
                                                            -------------------------------------------------        AUGUST 31,
                                                             2002           2001           2000          1999             1998*
-------------------------------------------------------------------------------------------------------------------------------
                                                         CLASS C
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each year):
Net asset value - beginning of period                      $12.02         $15.97         $12.36         $10.21           $ 9.93
                                                           ------         ------         ------         ------           ------
Income from investment operations# -
  Net investment income (loss)(S)                          $(0.08)        $(0.09)        $ 0.19         $(0.04)          $(0.01)
  Net realized and unrealized gain (loss)
    on investments and foreign currency                     (1.42)         (3.40)          3.76           2.34             0.29
                                                           ------         ------         ------         ------           ------
    Total from investment operations                       $(1.50)        $(3.49)        $ 3.95         $ 2.30           $ 0.28
                                                           ------         ------         ------         ------           ------
Less distributions declared to shareholders -
  From net investment income                               $ --           $(0.05)        $ --           $(0.00)+++       $ --
  From net realized gain on investments and
    foreign currency  transactions                           --            (0.34)         (0.34)         (0.15)            --
  In excess of net investment income                         --            (0.00+          --             --               --
  In excess of net realized gain on
    investments and foreign currency
    transactions                                             --            (0.07)          --             --               --
                                                           ------         ------         ------         ------           ------
    Total distributions declared to shareholders           $ --           $(0.46)        $(0.34)        $(0.15)          $ --
                                                           ------         ------         ------         ------           ------
Net asset value - end of year                              $10.52         $12.02         $15.97         $12.36           $10.21
                                                           ======         ======         ======         ======           ======
Total return                                               (12.48)%       (22.27)%        32.17%         22.74%            2.82%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                 2.42%          2.41%          2.42%          2.37%            2.40%+
  Net investment income (loss)                              (0.09)%        (0.10)%         1.28%         (0.33)%          (0.10)%+
Portfolio turnover                                            153%           131%           123%           136%              89%
Net assets at end of year (000 Omitted)                   $43,046        $47,375        $31,126         $3,802           $  729

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:
        Net investment income (loss)                       $(0.09)        $(0.10)        $ 0.18         $(0.12)          $(0.22)
        Ratios (to average net assets):
          Expenses##                                         2.51%          2.49%          2.49%          3.10%            4.55%+
          Net investment income (loss)                      (0.79)%        (0.78)%         1.21%         (1.06)%          (2.24)%+
  * For the period from the inception of Class C shares, January 2, 1998, through August 31, 1998.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued
-------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                                        2002           2001           2000           1999             1998
-------------------------------------------------------------------------------------------------------------------------------
                                                          CLASS I
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each year):
Net asset value - beginning of year                        $12.39         $16.33         $12.55         $10.26           $10.95
                                                           ------         ------         ------         ------           ------
Income from investment operations# -
  Net investment income(S)                                 $ 0.04         $ 0.03         $ 0.26         $ 0.05           $ 0.06
  Net realized and unrealized gain (loss) on
    investments and foreign currency                        (1.48)         (3.46)          3.90           2.42             0.34
                                                           ------         ------         ------         ------           ------
      Total from investment operations                     $(1.44)        $(3.43)        $ 4.16         $ 2.47           $ 0.40
                                                           ------         ------         ------         ------           ------
Less distributions declared to shareholders -
  From net investment income                               $ --           $(0.10)        $(0.04)        $(0.02)          $(0.05)
  From net realized gain on investments and
    foreign currency transactions                            --            (0.34)         (0.34)         (0.16)           (1.04)
  In excess of net investment income                         --            (0.00)+++       --             --               --
  In excess of net realized gain on
    investments and foreign currency
    transactions                                             --            (0.07)          --             --               --
                                                           ------         ------         ------         ------           ------
      Total distributions declared to
        shareholders                                       $ --           $(0.51)        $(0.38)        $(0.18)          $(1.09)
                                                           ------         ------         ------         ------           ------
Net asset value - end of year                              $10.95         $12.39         $16.33         $12.55           $10.26
                                                           ======         ======         ======         ======           ======
Total return                                               (11.62)%       (21.49)%        33.61%         24.08%            4.13%
Ratios (to average net assets)/
  Supplemental data(S):
    Expenses##                                               1.42%          1.41%          1.42%          1.37%            1.40%
    Net investment income                                    0.38%          0.25%          1.66%          0.47%            0.53%
Portfolio turnover                                            153%           131%           123%           136%              89%
Net assets at end of year (000 Omitted)                   $18,207        $10,150        $10,398         $1,047           $1,199

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:
        Net investment income (loss)                       $ 0.03         $ 0.02         $ 0.25         $(0.03)          $(0.15)
        Ratios (to average net assets):
          Expenses##                                         1.51%          1.49%          1.49%          2.10%            3.55%
          Net investment income (loss)                       0.29%          0.17%          1.59%         (0.26)%          (1.61)%
+++ Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

-----------------------------------------------------------------------
PERIOD ENDED AUGUST 31,                                           2002*
-----------------------------------------------------------------------
                                                             CLASS 529A
-----------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                            $10.66
                                                                 ------
Income from investment operations# -
  Net investment loss(S)                                         $(0.00)+++
  Net realized and unrealized gain on
    investments and foreign currency                               0.12
                                                                 ------
      Total from investment operations                           $ 0.12
                                                                 ------
Net asset value - end of period                                  $10.78
                                                                 ======
Total return(+)                                                    1.13%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                       2.02%+
  Net investment loss                                             (0.20)%+
Portfolio turnover                                                  153%
Net assets at end of period                                     $11,150

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:
        Net investment loss                                      $(0.00)+++
        Ratios (to average net assets):
          Expenses##                                               2.11%+
          Net investment loss                                     (0.29)%+
  * For the period from the inception of Class 529A shares, July 31, 2002, through August 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-----------------------------------------------------------------------
PERIOD ENDED AUGUST 31,                                           2002*
-----------------------------------------------------------------------
                                                             CLASS 529B
-----------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                            $10.42
                                                                 ------
Income from investment operations# -
  Net investment loss(S)                                         $(0.00)+++
  Net realized and unrealized gain on
    investments and foreign currency                               0.12
                                                                 ------
      Total from investment operations                          $  0.12
                                                                 ------
Net asset value - end of period                                  $10.54
                                                                 ======
Total return                                                       1.15%++
Ratios (to average net assets)/Supplemental data(S):
    Expenses##                                                     2.67%+
    Net investment loss                                           (0.45)%+
Portfolio turnover                                                  153%
Net assets at end of period                                      $5,327

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:
    Net investment loss                                          $(0.00)+++
    Ratios (to average net assets):
      Expenses##                                                   2.76%
      Net investment loss                                         (0.54)%+
  * For the period from the inception of Class 529B shares, July 31, 2002, through August 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

-----------------------------------------------------------------------------
PERIOD ENDED AUGUST 31,                                           2002*
-----------------------------------------------------------------------------
                                                             CLASS 529C
-----------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                            $10.40
                                                                 ------
Income from investment operations# -
  Net investment loss(S)                                         $(0.00)+++
  Net realized and unrealized gain on
    investments and foreign currency                               0.12
                                                                 ------
      Total from investment operations                           $ 0.12
                                                                 ------
Net asset value - end of period                                  $10.52
                                                                 ======
Total return                                                       1.15%++
Ratios (to average net assets)/Supplemental data(S):
    Expenses##                                                     2.67%+
    Net investment loss                                           (0.45)%+
Portfolio turnover                                                  153%
Net assets at end of period                                      $5,258

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:
        Net investment loss                                      $(0.00)+++
        Ratios (to average net assets):
          Expenses##                                               2.76%
          Net investment loss                                     (0.54)%+
  * For the period from the inception of Class 529C shares, July 31, 2002 through August 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At August 31, 2002, the value of securities loaned was $14,721,280. These loans were collateralized by U.S. Treasury securities of $624,608 and cash of $14,902,589 which was invested in the following short-term obligations:

                                                           IDENTIFIED COST
                                                  SHARES         AND VALUE
--------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio  14,902,589       $14,902,589

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $8,199 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's custodian fees were reduced by $16,747 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the years ended August 31, 2002 and August 31, 2001 was as follows:

                                               AUGUST 31, 2002 AUGUST 31, 2001
--------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income                                  $    --          $6,572,455
  Long-term capital gain                                --           2,997,715
                                                   ----------       ----------
                                                   $                $9,570,170

                                                        --
                                                   ----------       ----------
Total Distributions Declared                       $    --          $9,570,170
                                                   ==========       ==========

During the year ended August 31, 2002, accumulated net investment loss decreased by $603,641, accumulated net realized loss on investments and foreign currency transactions decreased by $371,767, and paid-in capital decreased by $975,408, due to differences between book and tax accounting for currency transactions and net investment losses. This change had no effect on the net assets or net asset value per share.

As of August 31, 2002, the components of accumulated losses on a tax basis were as follows:

          Undistributed ordinary income                $     --
          Undistributed long-term capital gain               --
          Capital loss carryforward                     (62,340,460)
          Unrealized loss                                (8,149,462)
          Other temporary differences                   (49,636,783)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2009 $(4,216,806) and August 31, 2010 ($58,123,654).

Multiple Classes of Shares of Beneficial Interest - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.00% of the fund's average daily net assets.

The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, program manager, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At August 31, 2002 aggregate unreimbursed expenses amounted to $923,181.

The fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).
On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees' compensation is a net decrease of $912 as a result of the change in the fund's pension liability under this plan and a pension expense of $3,965 for inactive trustees for the year ended August 31, 2002. Also included in Trustees' compensation is a one-time settlement expense of $3,071 and a one-time transition expense of $32,122.

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

            First $2 billion                               0.0175%
            Next $2.5 billion                              0.0130%
            Next $2.5 billion                              0.0005%
            In excess of $7 billion                        0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $63,962 and $2 for the year ended August 31, 2002, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class 529A, Class B, Class 529B, Class C and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                      CLASS A     CLASS 529A        CLASS B     CLASS 529B        CLASS C     CLASS 529C
--------------------------------------------------------------------------------------------------------------------------
Distribution Fee                        0.10%          0.25%          0.75%          0.75%          0.75%          0.75%
Service Fee                             0.25%          0.25%          0.25%          0.25%          0.25%          0.25%
                                        -----          -----          -----          -----          -----          -----
Total Distribution Plan                 0.35%          0.50%          1.00%          1.00%          1.00%          1.00%
                                        =====          =====          =====          =====          =====          =====

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended August 31, 2002, amounted to:

                                      CLASS A     CLASS 529A        CLASS B     CLASS 529B        CLASS C     CLASS 529C
--------------------------------------------------------------------------------------------------------------------------
Service Fee Retained by MFD           $12,172       $   --           $1,349       $   --           $2,442       $   --

Fees incurred under the distribution plan during the year ended August 31, 2001, were as follows:

                                      CLASS A     CLASS 529A        CLASS B     CLASS 529B        CLASS C     CLASS 529C
--------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                 0.35%          0.35%          1.00%          1.00%          1.00%          1.00%

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2002 were as follows:

                                              CLASS A         CLASS B      CLASS 529B         CLASS C      CLASS 529C
-----------------------------------------------------------------------------------------------------------------------
Contingent Deferred Sales Charges Imposed      $6,987        $126,833        $   --           $13,993        $   --

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.25% from the fund based solely upon the value of the fund's 529 share classes attributable to a tuition program to which MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $806,558,687 and $666,998,716, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $463,638,488
                                                                  ------------
Gross unrealized depreciation                                     $(23,429,628)
Gross unrealized appreciation                                       15,276,523
                                                                  ------------
    Net unrealized depreciation                                   $ (8,153,105)
                                                                  ============

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class A shares
                                         YEAR ENDED AUGUST 31, 2002        YEAR ENDED AUGUST 31, 2001
                                     ------------------------------    ------------------------------
                                            SHARES           AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold                             31,844,945    $ 365,208,111       24,702,525    $ 343,486,000
Shares issued to shareholders
  in reinvestment of distributions            --               --            381,435        5,443,084
Shares reacquired                      (22,397,326)    (256,099,002)     (12,218,586)    (170,068,571)
                                     -------------    -------------    -------------    -------------
    Net increase                         9,447,619    $ 109,109,109       12,865,374    $ 178,860,513
                                     =============    =============    =============    =============

Class B shares
                                         YEAR ENDED AUGUST 31, 2002        YEAR ENDED AUGUST 31, 2001
                                     ------------------------------    ------------------------------
                                            SHARES           AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold                              2,968,716    $  34,071,924        4,118,216    $  56,836,492
Shares issued to shareholders
  in reinvestment of distributions            --               --            138,360        1,950,877
Shares reacquired                       (1,945,974)     (22,287,384)      (1,224,915)     (16,433,313)
                                     -------------    -------------    -------------    -------------
    Net increase                         1,022,742    $  11,784,540        3,031,661    $  42,354,056
                                     =============    =============    =============    =============

Class C shares
                                         YEAR ENDED AUGUST 31, 2002        YEAR ENDED AUGUST 31, 2001
                                     ------------------------------    ------------------------------
                                            SHARES           AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold                              1,832,516    $  20,595,011        3,716,721    $  52,233,075
Shares issued to shareholders
  in reinvestment of distributions            --               --             79,448        1,117,827
Shares reacquired                       (1,681,281)     (18,870,999)      (1,804,202)     (25,476,040)
                                     -------------    -------------    -------------    -------------
    Net increase                           151,235    $   1,724,012        1,991,967    $  27,874,862
                                     =============    =============    =============    =============

Class I shares
                                         YEAR ENDED AUGUST 31, 2002        YEAR ENDED AUGUST 31, 2001
                                     ------------------------------    ------------------------------
                                            SHARES           AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold                              1,548,792    $  17,947,298          303,278    $   4,241,120
Shares issued to shareholders
  in reinvestment of distributions            --               --             23,636          340,358
Shares reacquired                         (705,097)      (8,215,328)        (143,984)      (2,033,985)
                                     -------------    -------------    -------------    -------------
    Net increase                           843,695    $   9,731,970          182,930    $   2,547,493
                                     =============    =============    =============    =============

Class 529A shares
                                      PERIOD ENDED AUGUST 31, 2002*
                                     ------------------------------
                                            SHARES           AMOUNT
-------------------------------------------------------------------
Shares sold                                  1,034    $      11,211
Shares issued to shareholders
  in reinvestment of distributions            --              --
Shares reacquired                             --              --
                                     -------------    -------------
    Net increase                             1,034    $      11,211
                                     =============    =============

Class 529B shares
                                      PERIOD ENDED AUGUST 31, 2002*
                                     ------------------------------
                                            SHARES           AMOUNT
-------------------------------------------------------------------
Shares sold                                    506    $       5,271
Shares issued to shareholders
  in reinvestment of distributions            --              --
Shares reacquired                             --              --
                                     -------------    -------------
    Net increase                               506    $       5,271
                                     =============    =============

Class 529C shares
                                      PERIOD ENDED AUGUST 31, 2002*
                                     ------------------------------
                                            SHARES           AMOUNT
-------------------------------------------------------------------
Shares sold                                    500    $       5,200
Shares issued to shareholders
  in reinvestment of distributions            --              --
Shares reacquired                             --              --
                                     -------------    -------------
    Net increase                               500    $       5,200
                                     =============    =============

* For the period from the inception of Class 529A, 529B and 529C shares, July 31, 2002, through August 31, 2002.

(6) Line of Credit
The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended August 31, 2002, was $4,517. The fund had no borrowings during the year.

                 --------------------------------------------

   This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees of the MFS Series Trust I and Shareholders of
MFS Research International Fund:

We have audited the accompanying statement of assets and liabilities of MFS Research International Fund (the fund), including the portfolio of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Research International Fund at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                               /s/ ERNST & YOUNG LLP
Boston, Massachusetts
October 11, 2002

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (Unaudited)
-------------------------------------------------------------------------------

IN JANUARY 2003, SHAREHOLDERS WILL BE MAILED A FORM 1099-DIV, IF APPLICABLE, REPORTING THE FEDERAL TAX STATUS OF ALL DISTRIBUTIONS PAID DURING THE CALENDAR YEAR 2002.

THE FUND HAS THE OPTION TO USE EQUALIZATION, WHICH IS A TAX BASIS DIVIDENDS PAID DEDUCTION FROM EARNINGS AND PROFITS DISTRIBUTED TO SHAREHOLDERS UPON REDEMPTION OF SHARES.
-------------------------------------------------------------------------------

MFS(R) RESEARCH INTERNATIONAL FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

TRUSTEES
JEFFREY L. SHAMES* (born 06/02/55) Trustee,              ABBY M. O'NEILL (born 04/27/28) Trustee
Chairman and President                                   Private investor; Rockefeller Financial Services,
Massachusetts Financial Services Company, Chairman       Inc. (investment advisers), Chairman and Chief
and Chief Executive Officer                              Executive Officer

JOHN W. BALLEN* (born 09/12/59) Trustee                  LAWRENCE T. PERERA (born 06/23/35) Trustee
Massachusetts Financial Services Company,                Hemenway & Barnes (attorneys), Partner
President and Director
                                                         WILLIAM J. POORVU (born 04/10/35) Trustee
KEVIN J. PARKE* (born 12/14/59) Trustee                  Private investor; Harvard University Graduate
Massachusetts Financial Services Company, Chief          School of Business Administration, Class of 1961,
Investment Officer, Executive Vice President and         Adjunct Professor in Entrepreneurship Emeritus;
Director                                                 CBL & Associates Properties, Inc. (real estate
                                                         investment trust), Director
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38) Trustee
Surgery; Harvard Medical School, Professor of            Insight Resources, Inc. (acquisition planning
Surgery                                                  specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
THE HON. SIR J. DAVID GIBBONS, KBE (born 06/15/27)       General Partner (since 1993); Cambridge
Trustee                                                  Nutraceuticals (professional nutritional
Edmund Gibbons Limited (diversified holding              products), Chief Executive Officer (until May
company), Chief Executive Officer; Colonial              2001); Paragon Trade Brands, Inc. (disposable
Insurance Company Ltd., Director and Chairman;           consumer products), Director
Bank of Butterfield, Chairman (until 1997)
                                                         ELAINE R. SMITH (born 04/25/46) Trustee
WILLIAM R. GUTOW (born 09/27/41) Trustee                 Independent health care industry consultant
Private investor and real estate consultant;
Capitol Entertainment Management Company (video          WARD SMITH (born 09/13/30) Trustee
franchise), Vice Chairman                                Private investor; Sundstrand Corporation
                                                         (manufacturer of highly engineered products for
J. ATWOOD IVES (born 05/01/36) Trustee                   industrial and aerospace applications), Director
Private investor; KeySpan Corporation (energy            (until June 1999)
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

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
OFFICERS
JEFFREY L. SHAMES (born 06/02/55) Trustee,               RICHARD M. HISEY (born 08/29/58) Treasurer
Chairman and President                                   Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chairman       Vice President (since July 2002); The Bank of New
and Chief Executive Officer                              York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Executive Vice President and General Manager
Secretary and Assistant Clerk                            (prior to September 2000)
Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHEN E. CAVAN (born 11/06/53) Secretary and           President
Clerk
Massachusetts Financial Services Company, Senior         JAMES O. YOST (born 06/12/60) Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Senior
                                                         Vice President
ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
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
INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
DIRECTOR OF GLOBAL EQUITY RESEARCH                       individuals, call toll free: 1-800-637-6576 any
David A. Antonelli+                                      business day from 9 a.m. to 5 p.m. Eastern time.
                                                         (To use this service, your phone must be equipped
CUSTODIAN                                                with a Telecommunications Device for the Deaf).
State Street Bank and Trust Company
                                                         For share prices, account balances, exchanges or
AUDITORS                                                 stock and bond outlooks, call toll free:
Ernst & Young LLP                                        1-800-MFS-TALK (1-800-637-8255) anytime from a
                                                         touch-tone telephone.
INVESTOR INFORMATION
For information on MFS mutual funds, call your           WORLD WIDE WEB
investment professional or, for an information           www.mfs.com
kit, call toll free: 1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time (or leave a
message anytime).

+ MFS Investment Management
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MFS(R) RESEARCH INTERNATIONAL FUND                           -------------
                                                               PRSRT STD
                                                             U.S. POSTAGE
[logo] M F S(R)                                                  PAID
INVESTMENT MANAGEMENT                                             MFS
                                                             -------------
500 Boylston Street
Boston, MA 02116-3741

(C)2002 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                             MRI-2  10/02   80M  99/299/399/899